UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/08

Item 1.  Reports to Stockholders.

Changing Parameters Portfolio

Semi-Annual Report

June 30, 2008

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Portfolio.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Changing Parameters, L.L.C.                         A Registered Investment Advisor

An Investment Management Company

Shareholders’ Letter

June 30, 2008

The Changing Parameters Portfolio (the "Portfolio"), a series of Northern Lights Variable Trust, began trading on October 4, 2007. The strategy of the Portfolio is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets. When the models no longer indicate an uptrend, the Portfolio seeks to be defensive and will generally move into money market instruments. However, the Portfolio may also invest in “inverse”high yield instruments during suitable downtrends in the high yield market.

The Portfolio invests in equity indexes, US long-term Treasury bond related instruments (“USTI”) and high yield bond instruments (“HY”). Our technical proprietary rule-based models tell us when to be invested in the equity markets, the HY market and/or the USTI market, and when to be invested in money market instruments. Approximately 50% of our market exposure is allocated to USTI investments, approximately 35% to investments related to the NASDAQ 100 Index and Russell 2000 Index and approximately 15% to HY bond investment related instruments.

The Portfolio's results for this 6-month period show a small loss. The Portfolio's opening price was $10.11 a share, and as of the end of June, it was $9.78. This reflected a loss for the period of approximately 3.26%. During the same period, the NASDAQ 100 Index return was down11.68%, the Russell 2000 Index return was down 9.37%, the Merrill Lynch HY Bond Master II Index return was down 1.28% and the CitiGroup 30 year Treasury Benchmark Index return was up 1.09%.

We believe our models have substantially fulfilled our objective of preserving capital while avoiding significant losses. What market conditions will be in the future are difficult to forecast. Our trading models are designed to react to changing market conditions and to guide us to either be invested in the appropriate bond and/or equity markets or to maintain defensive positions in money market instruments.

Robert Levenson     Sally Ann Talarico     Howard Smith

Portfolio Manager    Portfolio Manager     Portfolio Manager

250 Oak Grove Avenue, Suite A, Menlo Park, CA 94025 Tel (650) 327-7705 Fax (650) 327-3858 client.cp@onemail.com

Investment Advice offered through Changing Parameters, L.L.C. Some of the members of this office are registered representatives of Rydex Distributors, Inc. Securities offered through Rydex Financial Services, a division of Rydex Distributors, Inc. (not affiliated with Changing Parameters, L.L.C.). Member FINRA/SIPC

Changing Parameters, L.L.C.                         A Registered Investment Advisor

An Investment Management Company

The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”). The CitiGroup 30 Year Treasury Benchmark Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. The Merrill Lynch High Yield Bond Master II Index is an unmanaged index that tracks the performance of below investment grade U.S.-denominated corporate bonds publicly issued in the U.S. domestic market.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Index returns do not reflect a deduction for fees, expenses, or taxes. Investors cannot invest directly in an index.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks. Mutual fund investing involves risk including loss of principal. An investor should also consider the Fund’s investment objective, risks, charges and expenses carefully before investing. This and other information about the Fund is contained in the Changing Parameters Fund’s prospectus, which can be obtained by calling 1-650-327-7705. Please read the prospectus carefully before investing. Distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

Review code 0786-NLD-8/4/2008

250 Oak Grove Avenue, Suite A, Menlo Park, CA 94025 Tel (650) 327-7705 Fax (650) 327-3858 client.cp@onemail.com

Investment Advice offered through Changing Parameters, L.L.C. Some of the members of this office are registered representatives of Rydex Distributors, Inc. Securities offered through Rydex Financial Services, a division of Rydex Distributors, Inc. (not affiliated with Changing Parameters, L.L.C.). Member FINRA/SIPC

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS ( Unaudited)
June 30, 2008

	Shares	Market Value
SHORT TERM INVESTMENTS - 99.67%
MONEY MARKET FUND - 99.67%
Milestone Treasury Obligation
Portfolio - Institutional Class, 1.83%+	11,909,793	$ 11,909,793
(Cost $11,909,793)

TOTAL INVESTMENTS (Cost $11,909,793)- 99.67%		11,909,793
Other assets less liabilities- 0.33%		39,857
NET ASSETS- 100.00%		$ 11,949,650
_________
+ Reflects yield at June 30, 2008.

	Number of	Unrealized
FUTURES CONTRACTS	Contracts	Depreciation
Nasdaq 100 E-Mini Future Contracts maturing
September 2008 (Underlying Face Amount at
Value $1,236,316)	32	$ (57,440)

US Long Bond Future maturing
September 2008 (Underlying Face Amount at
Value $3,005,844)	26	(406)
TOTAL FUTURES CONTRACTS		$ (57,846)

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2008

Assets:
Investments in Securities at Market Value (identified cost $11,909,793)	$ 11,909,793
Deposit with Broker	70,400
Interest Receivable	20,840
Total Assets	12,001,033

Liabilities:
Due to Broker- Variation Margin	13,046
Payable for Fund Shares Redeemed	640
Accrued Advisory Fees	9,960
Accrued Distribution Fees	4,704
Accrued Administration Fees	2,519
Accrued Custody Fees	3,661
Accrued Fund Accounting Fees	2,688
Accrued Transfer Agent Fees	2,325
Other Accrued Expenses	11,840
Total Liabilities	51,383

Net Assets (Unlimited shares of no par value authorized;
1,222,439 shares of beneficial interest outstanding)	$ 11,949,650

Net Asset Value, Offering and Redemption Price Per Share
($11,949,650 / 1,222,439 shares of beneficial interest outstanding)	$ 9.78

Composition of Net Assets:
At June 30, 2008, Net Assets consisted of:
Paid-in-Capital	$ 12,107,087
Undistributed Net Investment Income	41,898
Accumulated Net Realized Loss on Investments	(141,489)
Net Unrealized Depreciation on Futures Contracts	(57,846)
Net Assets	$ 11,949,650

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2008

Investment Income:
Interest Income	$ 114,319

Expenses:
Investment Advisory Fees	74,288
Distribution and/or Service (12b-1) Fees	22,286
Administration Fees	15,962
Fund Accounting Fees	10,976
Audit Fees	7,765
Trustees' Fees	7,584
Legal Fees	6,747
Transfer Agent Fees and Expenses	6,683
Chief Compliance Officer Fees	5,280
Custody Fees	3,184
Printing Expenses	2,960
Insurance Expense	819
Miscellaneous Expenses	638
Total Expenses	165,172
Less: Expenses Waived/Reimbursed by Adviser	(52,826)

Net Expenses	112,346

Net Investment Income	1,973

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Futures Contracts	(258,833)
Net Change in Unrealized Depreciation on Futures Contracts	(19,982)
Net Realized and Unrealized Loss on Investments	(278,815)

Net Decrease in Net Assets Resulting From Operations	$ (276,842)

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months ended June 30, 2008	For the Period October 2, 2007* through December 31, 2007

Operations:	(Unaudited)
Net Investment Income	$ 1,973	$ 39,925
Net Realized Gain (Loss) on Futures Contracts	(258,833)	117,344
Net Change in Unrealized Depreciation on Futures Contracts	(19,982)	(37,864)
Net Increase (Decrease) in Net Assets
Resulting From Operations	(276,842)	119,405

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,185,744 shares)	11,738,957	10,949,976
Cost of Shares Redeemed (767,321 shares)	(7,642,866)	(2,938,980)
Total Beneficial Interest Transactions	4,096,091	8,010,996

Increase in Net Assets	3,819,249	8,130,401

Net Assets:
Beginning of Period	8,130,401	-
End of Period	$ 11,949,650	$ 8,130,401

Undistributed Net Investment Income at End of Period	$ 41,898	$ 39,925
_______
*Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period.
	For the Six Months Ended June 30, 2008		Period Ended December 31, 2007 *

	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.11		$ 10.00
Increase (Decrease) From Operations:
Net investment income (a)	0.00	(d)	0.05
Net gain (loss) from securities
(both realized and unrealized)	(0.33)		0.06
Total from operations	(0.33)		0.11

Net Asset Value, End of Period	$ 9.78		$ 10.11

Total Return (b)	(3.26)%		1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 11,950		$ 8,130
Ratio of expenses to average net assets:
Before expense reimbursement	3.31%	(c)	4.88%	(c)
Net of expense reimbursement	2.25%	(c)	2.25%	(c)
Ratio of net investment income to average net assets:
Before expense reimbursement	(1.02)%	(c)	(0.75)%	(c)
Net of expense reimbursement	0.04%	(c)	1.88%	(c)
Portfolio turnover rate	0%		0%
__________
*For the period from October 2, 2007 to December 31, 2007.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Per share amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2008

1.

ORGANIZATION

Changing Parameters Portfolio (the “Portfolio”) is a series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a Delaware statutory trust organized on November 2, 2005.  The Portfolio is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The investment objective of the Portfolio is total return. The Portfolio commenced operations on October 2, 2007.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with principles generally accepted in the United States of America.

Security Valuation – The Portfolio’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that markets participants would use in pricing the assets or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liability developed based on markets data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the assets or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Portfolio's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2008

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	11,909,793	(57,846)
Level 2– Other Significant Observable Inputs	-	-
Level 3– Significant Unobservable Inputs	-	-
Total	11,909,793	(57,846)

                                                          *Other financial instruments include futures, forwards and swap contracts.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Futures Contracts – The Portfolio may use futures contracts to enhance yield and to potentially reduce transaction costs.  Upon entering into a futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolio recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  Futures contracts outstanding at period end are listed after the Portfolio’s portfolio of investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the Portfolio’s net assets or results of operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Portfolio will declare and pay net realized capital gains, if any,  annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2008

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Portfolio by Changing Parameters, L.L.C. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Portfolio. For the six months ended June 30, 2008, the Adviser earned $74,288 in advisory fees.

The Adviser has contractually agreed, at least until April 30, 2009, to limit the Portfolio’s total operating expenses, other than extraordinary or non-recurring expenses (such as any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in acquired funds or litigation), by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 2.25%.  Fees waived or expenses reimbursed may be recouped by the Adviser for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above.  For the six months ended June 30, 2008, the Adviser waived advisory fees and reimbursed expenses totaling $52,826 to the Portfolio, all of which is subject to recapture through December 31, 2011.

The Portfolio has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Portfolio.  Agreements are as follows:

Administration – The Portfolio pays GFS a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints.  The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting – Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Portfolio pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2008

Transfer Agent – For the services rendered by GFS, in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Portfolio for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration –  Pursuant to the terms of the Portfolio’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Portfolio pays an asset-based custody fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.

The Custody fees listed in the Statement of Operations would include the fees paid to GFS as Custody Administrator if any were incurred.  For the six months ended June 30, 2008, GFS did not collect any fees for providing such services.

A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2008, the Portfolio incurred expenses of $5,280 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended June 30, 2008, GemCom received $941 for providing such services.

Trustees – The Trust pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $2,500. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

DISTRIBUTION PLAN

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 0.50% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.45%, which is paid to Jefferson National Life Insurance Company, pursuant to a Distribution and Shareholder Services Agreement, for sales and promotional activities and services.

5.

INVESTMENT TRANSACTIONS

There were no costs from security purchases or proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2008.  The cost basis of securities for federal income tax purposes was $0.  Gross unrealized appreciation and depreciation on investments as of June 30, 2008 aggregated $0 and $0, respectively.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2008

6.          CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of the control of the fund, under section 2(a) 9 of the Act. As of June 30, 2008, Jefferson National Life Insurance Company held 100% of the voting securities of the Changing Parameters Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

7.

TAX INFORMATION

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 82,095
Undistributed long-term capital gain	47,688
Total distributable earnings	$129,783
Other book/tax differences	(10,378)
Unrealized appreciation	—
Total accumulated earnings	$119,405

The difference between book basis and tax basis distributable earnings is due primarily to different treatments of unrealized depreciation on futures contracts.

8.

 UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

In an effort to achieve its investment objective, the Portfolio has invested a portion of its assets in Milestone Funds Treasury Obligation Portfolio (“Milestone”), a registered open-end management investment company, from time-to-time. The Portfolio may redeem its investment from Milestone at any time if the Adviser determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio may be directly affected by the performance of Milestone.  The financial tatements of Milestone, including its portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Portfolio’s financial statements.  As of June 30, 2008, the Portfolio had 99.67% of its net assets invested in Milestone.

Changing Parameters Portfolio

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

June 30, 2008

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During the Period* (1/1/08 to 6/30/08)
Actual	$1,000.00	$967.36	$ 11.01
Hypothetical (5% return before expenses)	$1,000.00	$1,013.67	$11.27

___________.

* Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the six month period ending June 30, 2008).

PORTFOLIO COMPOSITION as of June 30, 2008

% of Net Assets
Short-Term Investments	99.67%
Money Market Fund	99.67%
Other Assets less Liabilities	0.33%
Total Net Assets	100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

FINANCIAL STATEMENTS OF UNDERLYING FUNDS

As discussed in Note 6 to the financial statements of Changing Parameters Portfolio, the following pages include the financial statements of the underlying fund, The Milestone Funds Treasury Obligations Portfolio (“Milestone”).  The November 30, 2007 annual report, along with the report of the independent registered public accounting firm, is included in the Milestone Funds’ N-CSR filing dated February 7, 2008, available at ‘www.sec.gov’.  Following the annual report, the reader will find an unaudited balance sheet and an unaudited portfolio of holdings for Milestone as of June 30, 2008.

_____________________________________________________________________________________________

The Milestone Funds
Treasury Obligations Portfolio

The Milestone Funds

ANNUAL REPORT

NOVEMBER 30, 2007

ADVISER

Milestone Capital Management, LLC

The
Milestone
Funds

The Milestone Funds Privacy Policy

Protecting the Privacy of Information

The Milestone Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

**You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Milestone Funds do not share information with other companies for purposes of marketing solicitations for products other than the Milestone Funds. Therefore, The Milestone Funds do not provide opt-out options to their shareholders.*

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

The Milestone Funds

TABLE OF CONTENTS

Letter to Our Shareholders 1

Portfolio Summary 2

Fees and Expenses 3

Portfolio of Investments 5

Statement of Assets and Liabilities 7

Statement of Operations 8

Statements of Changes in Net Assets 9

Notes to Financial Statements 10

Financial Highlights 14

Report of Independent Registered Public Accounting Firm 19

Trustees and Officers 20

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

NOVEMBER 30, 2007

Dear Investors:

The year 2007 marked our thirteenth full year of exemplary operation and service to our investors. The enclosed report highlights the results of our conservative investment philosophy. On behalf of the Board and the entire Milestone team, we would like to express our sincere appreciation to you for your on-going confidence and support.

The market environment of the past year was characterized by great uncertainty and turmoil, particularly in the credit markets. These unfortunate circumstances have profoundly affected the financial landscape. We are proud to report that the Fund maintained a stable base of assets, met the growing liquidity and service needs of both existing and new institutional investors, fully complied with strict prospectus and regulatory requirements, and generated consistently competitive performance for our shareholders.

As we look ahead to 2008, we remain committed to our fundamental business philosophy of working in partnership with all of the Fund's investors to consistently provide the highest standard of liquidity management services. Please call on us if we can be of service in any way.

Sincerely,

Leigh Carleton
CEO
Milestone Capital Management

Marc Pfeffer
CIO
Milestone Capital Management

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Portfolio Summary
NOVEMBER 30, 2007

PORTFOLIO BREAKDOWN

Repurchase Agreements – 100.0%

All data is as of November 30, 2007. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses

NOVEMBER 30, 2007

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium & Administrative Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended November 30, 2007.

Actual Expenses

The first line of each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

	Beginning Account Value 6/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Treasury Obligations Portfolio – Investor Shares				
Actual	$1,000.00	$1,022.31	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Treasury Obligations Portfolio – Institutional Shares				
Actual	$1,000.00	$1,023.59	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Treasury Obligations Portfolio – Financial Shares				
Actual	$1,000.00	$1,023.84	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Fees and Expenses (Continued)
NOVEMBER 30, 2007

	Beginning Account Value 6/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Treasury Obligations Portfolio – Premium Shares				
Actual	$1,000.00	$1,021.34	0.64%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	0.64%	$3.24
Treasury Obligations Portfolio – Administrative Shares				
Actual	$1,000.00	$1,018.73	1.15%	$5.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	1.15%	$5.83

* *Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2007, and divided by the 365 days in the Portfolio's current fiscal year (to reflect the six-month period).*

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments

NOVEMBER 30, 2007
($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
Repurchase Agreements — 99.3%				
Banc of America Securities LLC, dated 11/30/07, repurchase price $100,027 (Collateralized by: U.S. Treasury Note: $95,064, 4.875%, 7/31/11; aggregate market value plus accrued interest $102,000)	$100,000	3.25%	12/3/07	$100,000
BNP Paribas Securities Corp., dated 11/30/07, repurchase price $400,103 (Collateralized by: U.S. Treasury Bills: $63,126, 4/3/08–4/10/08; U.S. Treasury Notes: $336,247, 3.125%–5.500%, 4/30/08–5/15/13; aggregate market value plus accrued interest $408,000)	400,000	3.10%	12/3/07	400,000
BNP Paribas Securities Corp., dated 11/30/07, repurchase price $100,035 (Collateralized by: U.S. Treasury Bill: $29,319, 5/1/08; U.S. Treasury Notes: $70,442, 4.625%–5.000%, 2/29/08–8/15/11; aggregate market value plus accrued interest $102,000)	100,000	4.20%	12/3/07	100,000
Credit Suisse Securities (USA) LLC, dated 11/30/07, repurchase price $170,044 (Collateralized by: U.S. Treasury Bonds: $47,755, 12.000%–13.250%, 8/15/13–5/15/14; U.S. Treasury Notes: $115,081, 3.625%–4.875%, 6/30/12–8/15/14; aggregate market value plus accrued interest $173,404)	170,000	3.10%	12/3/07	170,000
Credit Suisse Securities (USA) LLC, dated 11/30/07, repurchase price $400,113 (Collateralized by: U.S. Treasury Bond: $1,776, 12.000%, 8/15/13; U.S. Treasury Notes: $393,080, 3.375%–4.750%, 5/31/12–11/15/14; aggregate market value plus accrued interest $408,003)	400,000	3.40%	12/3/07	400,000
Deutsche Bank Securities, Inc., dated 11/27/07, repurchase price $150,100 (Collateralized by: U.S. Treasury Inflation Index Note: $65,958, 3.500%, 1/15/11; U.S. Treasury Notes: $64,963, 3.625%–4.500%, 2/15/09–2/15/14; aggregate market value plus accrued interest $153,000)	150,000	4.00%	12/3/07	150,000
Deutsche Bank Securities, Inc., dated 11/30/07, repurchase price $590,252 (Collateralized by: U.S. Treasury Inflation Index Note: $259,480, 3.500%, 1/15/11; U.S. Treasury Notes: $255,565, 3.625%–4.500%, 2/15/09–2/15/14; aggregate market value plus accrued interest $601,902)	$590,100	3.10%	12/3/07	$590,100
JPMorgan Chase & Co., dated 11/30/07, repurchase price $300,078 (Collateralized by: U.S. Treasury Bonds: $12,712, 12.500%–13.250%, 5/15/14–8/15/14; U.S. Treasury Notes: $279,327, 2.625%–6.000%, 11/15/08–8/15/14; aggregate market value plus accrued interest $306,002)	300,000	3.10%	12/3/07	300,000

See notes to financial statements.

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments (Continued)

NOVEMBER 30, 2007

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
Repurchase Agreements — 99.3% (Continued)				
UBS Securities LLC, dated 11/20/07, repurchase price $75,120 (Collateralized by: U.S. Treasury Bill: $20,590, 4/10/08, U.S. Treasury Bond: $13,159, 12.500%, 8/15/14; U.S. Treasury Notes: $39,333, 3.500%–5.500%, 2/15/08–9/30/12; aggregate market value plus accrued interest $76,501)	75,000	4.10%	12/4/07	75,000
UBS Securities LLC, dated 6/6/07, repurchase price $25,765 (Collateralized by: U.S. Treasury Notes: $24,410, 3.625%–6.000%, 8/15/09–2/15/11; aggregate market value plus accrued interest $25,504)	25,000	5.22%	1/3/08	25,000
UBS Securities LLC, dated 6/21/07, repurchase price $26,037 (Collateralized by: U.S. Treasury Notes: $24,261, 4.250%–4.625%, 7/31/12–9/30/12; aggregate market value plus accrued interest $25,505)	25,000	5.24%	4/1/08	25,000
UBS Securities LLC, dated 6/21/07, repurchase price $26,248 (Collateralized by: U.S. Treasury Bond: $797, 12.000%, 8/15/13; U.S. Treasury Notes: $23,471, 3.500%–6.000%, 5/15/09–8/15/13; aggregate market value plus accrued interest $25,505)	25,000	5.24%	5/29/08	25,000
Total Repurchase Agreements (Cost $2,360,100)				2,360,100
Total Investments (Cost $2,360,100) — 99.3%				2,360,100
Other assets in excess of liabilities — 0.7%				17,298
Net Assets — 100.0%				$2,377,398

See notes to financial statements.

6

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statement of Assets and Liabilities
NOVEMBER 30, 2007

ASSETS:	
Repurchase agreements, at value and cost (note 1)	$ 2,360,100,000
Cash	24,007
Receivable for securities sold	19,955,116
Interest receivable	2,176,356
Prepaid expenses	431
Total assets	2,382,255,910
LIABILITIES:	
Dividends payable	4,200,994
Advisory fee payable	184,610
Shareholder service fee payable	97,515
Administration fee payable	65,625
Distribution fee payable — Premium & Administrative Shares	51,133
Accrued expenses	257,568
Total liabilities	4,857,445
NET ASSETS	$ 2,377,398,465
NET ASSETS BY CLASS OF SHARES:	
Investor Shares	$ 304,798,509
Institutional Shares	1,381,618,586
Financial Shares	538,914,423
Premium Shares	96,510,676
Administrative Shares	55,556,271
NET ASSETS	$ 2,377,398,465
SHARES OUTSTANDING:	
Investor Shares	304,766,156
Institutional Shares	1,381,486,101
Financial Shares	538,952,662
Premium Shares	96,548,353
Administrative Shares	55,556,143
NET ASSET VALUE PER SHARE	$ 1.00
COMPOSITION OF NET ASSETS:	
Shares of beneficial interest	$ 2,377,304,107
Accumulated net realized gain	94,358
NET ASSETS	$ 2,377,398,465

See notes to financial statements.

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Operations

FOR THE YEAR ENDED NOVEMBER 30, 2007

INVESTMENT INCOME:	
Interest	$110,289,201
EXPENSES (note 2):	
Advisory fees	2,181,507
Administration fees	872,602
Shareholder service fees:	
Investor Shares	668,853
Institutional Shares	1,036,830
Financial Shares	361,258
Premium Shares	264,022
Administrative Shares	122,525
Distribution fees:	
Premium Shares	264,022
Administrative Shares	367,575
Custodian fees and expenses	133,240
Transfer agent fees and expenses	127,480
Publication expenses and rating service fees	99,532
Legal fees	79,144
Accounting service fees	57,203
Cash management fees	44,399
Trustees' fees	33,763
Report to shareholders	32,200
Insurance expense	31,881
Audit fees	29,675
Registration and filing fees	27,110
Compliance fees	25,851
Offering cost — Administrative Shares	9,520
Other expenses	12,731
Total expenses before reimbursement	6,882,923
Reimbursement	(1,275,925)
Net Expenses	5,606,998
NET INVESTMENT INCOME	104,682,203
NET REALIZED GAIN ON INVESTMENTS	13,841
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,696,044

See notes to financial statements.

8

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statements of Changes in Net Assets

	For the year ended November 30, 2007	For the year ended November 30, 2006
INCREASE (DECREASE) IN NET ASSETS:		
OPERATIONS:		
Net investment income	$ 104,682,203	$ 92,764,866
Net realized gain on investments	13,841	33,467
Net increase in net assets resulting from operations	104,696,044	92,798,333
DISTRIBUTIONS TO SHAREHOLDERS:		
Net investment income — Investor Shares	(12,367,859)	(13,855,934)
Net investment income — Institutional Shares	(50,263,015)	(35,134,462)
Net investment income — Financial Shares	(35,451,992)	(35,936,756)
Net investment income — Premium Shares	(4,692,839)	(7,410,303)
Net investment income — Administrative Shares	(1,906,498)	(427,411)
Net realized gain on investments — Investor Shares	(1,165)	(4,913)
Net realized gain on investments — Institutional Shares	(5,010)	(11,618)
Net realized gain on investments — Financial Shares	(3,137)	(11,932)
Net realized gain on investments — Premium Shares	(545)	(2,691)
Net realized gain on investments — Administrative Shares	(208)	(51)
Total distributions to shareholders	(104,692,268)	(92,796,071)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:		
Sale of shares — Investor Shares	742,020,302	1,101,655,583
Sale of shares — Institutional Shares	6,277,855,974	5,059,299,706
Sale of shares — Financial Shares	10,926,977,529	14,088,186,962
Sale of shares — Premium Shares	379,541,548	646,515,915
Sale of shares — Administrative Shares	275,451,643	93,230,204
Reinvested dividends — Investor Shares	2,442,940	3,697,619
Reinvested dividends — Institutional Shares	19,786,504	17,586,353
Reinvested dividends — Financial Shares	18,928,644	19,709,921
Cost of shares repurchased — Investor Shares	(913,704,164)	(946,055,630)
Cost of shares repurchased — Institutional Shares	(5,823,996,660)	(4,747,165,693)
Cost of shares repurchased — Financial Shares	(11,076,852,096)	(14,513,435,022)
Cost of shares repurchased — Premium Shares	(452,356,452)	(631,225,850)
Cost of shares repurchased — Administrative Shares	(266,503,791)	(46,621,913)
Net increase in net assets from shares of beneficial interest	109,591,921	145,378,155
Total increase	109,595,697	145,380,417
NET ASSETS:		
Beginning of year	2,267,802,768	2,122,422,351
End of year	$ 2,377,398,465	$ 2,267,802,768

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

9

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements

NOVEMBER 30, 2007

NOTE 1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Premium Shares on May 20, 1997 and Administrative Shares on September 6, 2006. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Valuation of Securities — Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, on the financial statements has not yet been determined.

Repurchase Agreements — The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions — Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2007 is substantially the same as shown on the accompanying portfolio of investments.

Multiple Class Allocations — Each share of the Portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

NOVEMBER 30, 2007

include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes — It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48.

Interest Income and Dividends to Shareholders — Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

Accounting Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares, Premium Shares and Administrative Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. For the year ended November 30, 2007, for these services, the Adviser charged fees, prior to any waivers, at annual rates equal to 0.25%, 0.10%, 0.05%, 0.25% and 0.25% of the daily average net assets of the Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares, respectively. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended November 30, 2007, the Adviser agreed to waive any portion of its Shareholder Service fees and reimburse any other expenses in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the year ended November 30, 2007, the Adviser received Shareholder Service fees equal to annual rates of 0.22%, 0.01% and 0.02% of the average daily net assets of the Investor Shares, Institutional Shares and Financial Shares, respectively.

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Notes to Financial Statements (Continued)
NOVEMBER 30, 2007

The Trust has adopted a Distribution Plan for the Premium Shares and Administrative Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares and Administrative Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares and Administrative Shares at annual rates of up to 0.35% of the average daily net assets of the Premium Shares and 0.75% of the average daily net assets of the Administrative Shares. For the year ended November 30, 2007, pursuant to this plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.25% and 0.75% of the average daily net assets of the Premium Shares and Administrative Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2007, there were no unreimbursed expenses.

For the current fiscal year, the Adviser has agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares and Administrative Shares up to 0.65% and 1.20% of the average daily net assets, respectively. During the year ended November 30, 2007, the total expenses of the Premium Shares and Administrative Shares did not exceed their limits.

The Adviser also serves as administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

During the year ended November 30, 2007, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares:	$215,493
Institutional Shares:	600,357
Financial Shares:	48,844
Premium Shares:	5,260
Administrative Shares:	2,648

In addition, the Administrator has a sub-administration agreement with The Bank of New York (the "Sub-Administrator"). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $100,000 during the year ended November 30, 2007.

Effective July 2, 2007, The Bank of New York Company, Inc., the former parent company of The Bank of New York, merged with Mellon Financial Corporation to form The Bank of New York Mellon Corporation. As of such date the The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

ALPS Fund Services, Inc. is the Trust's transfer agent, and ALPS Distributors, Inc. is the dividend disbursing agent, and also the Trust's Distributor of the Portfolio's shares, pursuant to a Distribution Agreement with the Trust. The

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TREASURY OBLIGATIONS PORTFOLIO

Notes to Financial Statements (Continued)

NOVEMBER 30, 2007

Distributor is an affiliate of the Trust's transfer agent. The Distributor is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Distribution Agreement.

NOTE 3. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended November 30, 2007 and November 30, 2006 were attributed to ordinary income.

As of November 30, 2007, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings
Treasury Obligations Portfolio	$94,358	—	$94,358

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TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights

	Investor Shares				
	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.046	0.044	0.025	0.008	0.008
Dividends from net investment income	(0.046)	(0.044)	(0.025)	(0.008)	(0.008)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	4.71%	4.51%	2.58%	0.84%	0.77%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses (b)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.62%	4.43%	2.55%	0.80%	0.70%
Net assets at the end of the year (000's omitted)	$304,798	$474,039	$314,742	$306,951	$275,074

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.03%, and 0.02% for each of the respective periods presented.

See notes to financial statements.

14

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Institutional Shares				
	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.049	0.047	0.028	0.011	0.010
Dividends from net investment income	(0.049)	(0.047)	(0.028)	(0.011)	(0.010)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	4.98%	4.77%	2.83%	1.09%	1.02%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses (b)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.85%	4.67%	2.78%	1.02%	0.95%
Net assets at the end of the year (000's omitted)	$1,381,619	$907,971	$578,250	$618,270	$700,296

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.09%, 0.08%, 0.03%, 0.03%, and 0.02%, for each of the respective periods presented.

See notes to financial statements.

15

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Financial Shares				
	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.049	0.047	0.028	0.011	0.011
Dividends from net investment income	(0.049)	(0.047)	(0.028)	(0.011)	(0.011)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	5.03%	4.82%	2.88%	1.14%	1.07%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses (b)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.91%	4.67%	2.84%	1.09%	1.01%
Net assets at the end of the year (000's omitted)	$538,914	$669,859	$1,075,395	$910,176	$995,844

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.04%, 0.03%, and 0.03%, for each of the respective periods presented.

See notes to financial statements.

16

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Premium Shares				
	For the year ended November 30, 2007	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003
Per share operating performance for a share outstanding throughout the year					
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.044	0.042	0.024	0.007	0.006
Dividends from net investment income	(0.044)	(0.042)	(0.024)	(0.007)	(0.006)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	4.52%	4.32%	2.40%	0.69%	0.61%
Ratios/supplemental data					
Ratios to average net assets:					
Expenses	0.64%(c)	0.63%(b)	0.63%(b)	0.60%(b)	0.60%(b)
Net investment income	4.44%	4.25%	2.32%	0.64%	0.53%
Net assets at the end of the year (000's omitted)	$96,511	$169,326	$154,035	$192,213	$198,830

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of advisory and distribution fees waived of 0.01%, 0.03%, 0.03%, and 0.02%, for each of the respective periods presented.

(c) Distribution fees waived represents less than 0.001% for the period presented.

See notes to financial statements.

17

The
Milestone
Funds

TREASURY OBLIGATIONS PORTFOLIO
Financial Highlights (Continued)

	Administrative Shares	
	For the year ended November 30, 2007	For the period September 6, 2006* through November 30, 2006
Per share operating performance for a share outstanding throughout the period		
Beginning net asset value per share	$1.00	$1.00
Net investment income	0.039	0.010
Dividends from net investment income	(0.039)	(0.010)
Ending net asset value per share	$1.00	$1.00
Total return (a)	3.97%	0.97%
Ratios/supplemental data		
Ratios to average net assets:		
Expenses	1.17%(d)	1.20%(b)(c)
Net investment income	3.89%	4.11%(c)
Net assets at the end of the period (000's omitted)	$55,556	$46,608

* Commencement of offering of shares.

(a) Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b) Net of distribution fees waived of 0.01%, for the respective periods presented.

(c) Annualized.

(d) Distribution fees waived represents less than 0.001% for the period presented.

See notes to financial statements.

18

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
Treasury Obligations Portfolio of The Milestone Funds

We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio (the "Fund"), a series of The Milestone Funds, including the portfolio of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended November 30, 2005 have been audited by other auditors, whose report dated January 25, 2006 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Portfolio as of November 30, 2007, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 17,2008

19

The Milestone Funds

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their year of birth, positions and principal occupations during the past five years are set forth below. The business address for the Trustees and Officers is c/o Milestone Capital Management, LLC, 115 East Putnam Avenue, Greenwich, CT 06830. There is no limit on the length of the term that each trustee serves. The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
INTERESTED PERSONS	
Janet Tiebout Hanson Born: 1952 Trustee since October 2004 Chairman and President October 1994 to April 2004	Chairman and largest individual equity owner of Milestone Capital Management, LLC, the Adviser to the Portfolio. Ms. Hanson founded the Adviser in 1994, and from inception to April 2004, served as President and CEO. Ms. Hanson was a Managing Director at Lehman Brothers from 2004 to 2007. From 1991 to 1993, she was Vice President of the Asset Management Division of Goldman, Sachs & Co. Ms. Hanson was with Goldman, Sachs & Co. from 1977 to 1987, during which period she became Vice President of Fixed Income Sales and served as Co-Manager of Money Market Sales in New York.
NON INTERESTED PERSONS*	
John D. Gilliam Born: 1931 Trustee since October 1994 Chairman since April 2004	Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, from 1995 to 2003. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset Management, for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.
Laura A. Garner Born: 1960 Trustee since June 2006	Partner, Marketing and Investor Relations, Grail Partners, LLC (merchant bank), since 2007. Business Development Director, Juniper Capital Group, LLC (asset management), 2003 to 2007. Global Marketing Director, Merrill Lynch Global Debt markets, 2001 to 2003. Chief Marketing Officer, Internet Partnership Group (education technology), 2000 to 2001.
Nicholas J. Kovich Born: 1956 Trustee since June 2006	President and Chief Executive Officer, Kovich Capital Management (private asset management), since 2001. Managing Director, Morgan Stanley Investment Management, 1996 to 2001.

20

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
NON INTERESTED PERSONS* (cont'd)	
Allen Lee Sessoms Born: 1946 Trustee since June 1997	President, Delaware State University. Former Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Former Executive Vice President, University of Massachusetts Systems from 1993 to 1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and counselor for Scientific and Technological Affairs, U.S. Embassy, Parks, France. From 1974 to 1981 Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973 to 1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.
OFFICERS	
Leigh L. Carleton Born: 1950 Chief Executive Officer and Chief Legal Officer since 2007	President and Chief Executive Officer of Milestone Capital Management, LLC, the Adviser to the Portfolio, since March of 2007. Managed real estate development at the Airlie Group from 2003 to 2007. From 1985 to 2002, managed real estate development projects. From 1972 to 1985 held various positions at IBM in the Large Systems Marketing Division including marketing, marketing practices, and management.
Marc H. Pfeffer Born: 1964 Chief Financial Officer since 2005	Chief Investment Officer at Milestone Capital Management, LLC, since 2004. Associate Director with Bear, Stearns & Co., Inc. from 2001 to 2004. Mr. Pfeffer was previously the Co-Chief Investment Officer, Milestone Capital Management, LP from 1994 to 2001. From 1986 to 1994, he was with Goldman Sachs & Co., Inc., during which period he became Vice President.
Lisa Hanratty Born: 1964 Secretary since 2007	Secretary of the Adviser since March of 2007. Assistant to the Head of the Airlie Group, since 1990. From 1982 to 1989, Sales Assistant at Goldman Sachs in the High Yield Department.

21

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
OFFICERS (cont'd)	
Michael J. Wagner Born: 1950 Chief Compliance Officer since 2007	President of Fund Compliance Services, LLC since 2006; Senior Vice President of Fund Compliance Services, LLC from 2004 to 2006; Vice President of GemCom, LLC since 2004; President of Gemini Fund Services, LLC from 2003 to 2006; Chief Operations Officer of Gemini Fund Services, LLC from 2003 to 2006; Senior Vice President, Fund Accounting, of Orbitex Fund Services from 2001 to 2002; Director, Constellation Trust Company since 2005.

Janet Tiebout Hanson is an interested person of the Trust as that term is defined in the 1940 Act.

* Mr. John Quelch resigned from the Board in March 2007.

22

The Milestone Funds

Adviser

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830

Administrator

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660

Transfer Agent

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660

Sub-Administrator / Custodian

Legal Counsel

Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus

A description of the Funds proxy voting policies and procedures is available without charge and upon request by calling the Milestone Funds at (800) 941-MILE or by accessing the Securities and Exchange Commission's ("Commission") website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILE or accessing the Funds' Form N-PX on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

The Milestone Funds
115 East Putnam Avenue, Greenwich, CT 06830
800-941-MILE

The Milestone Funds

Treasury Obligations Portfolio

UNAUDITED PORTFOLIO HOLDINGS
as of 06/30/08

SECURITY / COLLATERAL DESCRIPTION	MATURITY DATE	PAR AMOUNT
REPURCHASE AGREEMENTS (Repo)		
Overnight Treasury Repo, Deutsche Bank Securities	07/01/2008	734,400,000
Overnight Treasury Repo, JP Morgan Chase	07/01/2008	330,000,000
Overnight Treasury Repo, Deutsche Bank Securities	07/01/2008	59,000,000
Overnight Treasury Repo, Deutsche Bank Securities	07/01/2008	50,000,000
Term Treasury Repo, BNP Paribas	07/07/2008	100,000,000
Term Treasury Repo, BNP Paribas	07/07/2008	40,000,000
		1,313,400,000
TREASURY NOTES		
		0
TREASURY BILLS		
US Treasury Bills 09/25/2008	09/25/2008	10,000,000
US Treasury Bills 11/13/2008	11/13/2008	15,000,000
US Treasury Bills 12/04/2008	12/04/2008	25,000,000
US Treasury Bills 12/11/2008	12/11/2008	25,000,000
US Treasury Bills 12/18/2008	12/18/2008	10,000,000
US Treasury Bills 12/26/2008	12/26/2008	25,000,000
		110,000,000
TOTAL		***1,423,400,000***

Milestone Capital Management

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:		
Investments, at value and cost (note 1)	$	108,955,371
Repurchase agreements, at value and cost (note 1)		1,313,400,000
Cash		198,250,825
Interest receivable		868,415
Prepaid expenses		66,613
Total assets		1,621,541,224
LIABILITIES:		
Dividends payable		2,813,051
Advisory fee payable		156,111
Shareholder service fee payable		82,016
Distribution fee payable — Premium & Administrative Shares		66,938
Administration fee payable		62,467
Accrued expenses		178,009
Total liabilities		3,358,592
NET ASSETS	$	1,618,182,632
NET ASSETS BY CLASS OF SHARES:		
Investor Shares	$	140,462,853
Institutional Shares		722,613,010
Financial Shares		621,624,930
Premium Shares		67,121,979
Administrative Shares		66,359,860
NET ASSETS	$	1,618,182,632
SHARES OUTSTANDING:		
Investor Shares		140,429,638
Institutional Shares		722,477,065
Financial Shares		621,661,573
Premium Shares		67,159,364
Administrative Shares		66,359,354
NET ASSET VALUE PER SHARE	$	1.00
COMPOSITION OF NET ASSETS:		
Shares of beneficial interest	$	1,618,081,685
Accumulated net realized gain		100,947
NET ASSETS	$	1,618,182,632

See notes to financial statements.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Briggs, Bunting & Dougherty, LLP

2 Penn Center Plaza, Suite 820

Philadelphia, PA 19102

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Portfolio votes proxies relating to portfolio securities for the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/08